COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS
Schedule of commitments

Figures in million - SA rand	2019	2018	2017
Capital expenditure
Authorised	5,972.3	4,411.7	5,397.3
Kloof	1,289.8	970.2	1,200.8
Driefontein	846.1	830.9	724.5
Beatrix	231.7	218.0	210.1
SGL corporate	762.4	-	-
Cooke	55.1	195.5	195.5
Burnstone	5.4	40.4	445.9
Kroondal	220.3	131.6	69.8
Platinum Mile	19.9	72.3	72.3
Rustenburg operation	2,033.1	1,830.0	2,478.3
Marikana	153.4	-	-
Other	355.1	122.8	0.1
Contracted for	594.5	281.8	346.6
Other guarantees	1,420.5	266.7	266.7